Submission	Jun. 05, 2025
Submission [Line Items]
Central Index Key	0001707303
Registrant Name	DOGNESS (INTERNATIONAL) CORPORATION
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES